NOTES PAYABLE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
SCHEDULE OF NOTES PAYABLE

Notes payable consists of the following at March 31, 2023 and December 31, 2022:

	March 31, 2023	December 31, 2022

Note payable (a)	$25,354	$26,994
Note payable (b)	43,613	44,550
Note payable (c)	40,256	40,103
Note payable (d)	250,000	250,000
Note payable (e)	207,175	626,388
Note payable (f)	85,000	-
Note payable (g)	196,588	-
Total notes payable	847,986	988,035
Less debt discount (e)	(57,234)	(218,481)
Total notes payable, net	790,752	769,554
Notes payable, current portion	(732,753)	(712,499)
Notes payable, net of current portion	$57,999	$57,055

(a)	On August 21, 2021, the Company financed the purchase of a vehicle for $34,763, after making a down payment of $20,000. The loan term is for 60 months, annual interest rate of 5.44%, with monthly principal and interest payments of $665, and secured by the purchased vehicle. At December 31, 2022, the loan balance was $26,994. During the three months ended March 31, 2023, the Company made principal payments of $1,640, leaving a loan balance of $25,354 at March 31, 2023.

(b)	On September 30, 2022, the Company financed the purchase of a vehicle for $46,576, after making a down payment. The loan term is for 60 months, annual interest rate of 9.44%, with monthly principal and interest payments of $980, and secured by the purchased vehicle. At December 31, 2022, the loan balance was $44,550. During the three months ended March 31, 2023, the Company made principal payments of $937, leaving a loan balance of $43,613 at March 31, 2023.

(c)	In April 2021, the Company entered into a Line of Credit Agreement with Wells Fargo Bank. The Line of Credit is personally guaranteed by Robert Clark, the Company’s President, Chief Executive Officer, Secretary, and Chairman of the Board. The agreement established a revolving line of credit in the amount of up to $42,000. Advances under this line of credit bear interest at the rate of 11.50% per annum. The line of credit matures in 2023, at which time all outstanding principal amounts and accrued interest are due and payable. As of March 31, 2023 and December 31, 2022, the outstanding principal was $40,256 and $40,103, respectively, which was recorded as the current portion of loan payable on the accompanying Consolidated Balance Sheet.

(d)

On March 25, 2022, the Company entered into a secured debenture with an otherwise unaffiliated individual in the principal amount of $250,000 that was due on March 23, 2023. On March 23, 2023, the Company entered into a First Amendment to Secured Debenture (the “First Amendment”) to amend a Secured Debenture (the “Debenture”), dated as of March 25, 2022. The Debenture is amended and restated in its entirety with the following terms (i) maturity date was extended to March 24, 2024; (ii) interest accrues on the outstanding principal at a rate equal to 12% per annum; (iii) monthly payments of principal and interest shall be made in the amount of $22,212, starting April 24, 2023 until the maturity date, at which date the entirety of the balance of principal plus interest is due. The secured debenture is secured by nine identified motor vehicles of the Company. As of March 31, 2023 and December 31, 2022, the outstanding balance of the secured debentures amounted to $250,000.

In connection with the issuance of the original debenture in 2022, the Company issued to the lender 25 million shares of the Company’s common stock at a price of $0.004 per share. The Company determined the fair value of the 25 million shares was $135,000, which was recorded as a debt discount against the secured debenture. At December 31, 2022, the unamortized debt discount was $31,531. During the three months ended March 31, 2023, the Company amortized debt discount of $31,531 to interest expense on the loan, leaving no remaining unamortized debt discount at March 31, 2023.

(e)

On September 30, 2022, November 2, 2022, and December 15, 2022, the Company entered into secured non-interest-bearing advance agreements with unaffiliated third parties for the purchase of future receipts/revenues. Under the agreements, the Company received an aggregate lump sum payment of $561,957, and, in return, the purchaser received a secured right to collect a fix sum of future receipts/revenue of $798,456 to be collected by the Company. In accordance with the agreements, the Company agreed to sell, assign, and transfer to the purchaser of all the Company’s payments, receipts, settlements, and funds paid to or received by or for the account of the Company from time to time on and after the dates of the agreements in payment or settlement of the Company’s existing and future accounts, payment intangibles, credit, debit, and/or stored value card transactions, contract rights, and other entitlements arising from or relating to the payment of monies from the Company’s customers and/or other payors or obligors. Two of the agreements require aggregate weekly payments of $9,019 and the third requires daily payments of $1,291. The Company’s obligations under the agreements are secured by the assets described above, and guaranteed by Robert Clark, the Company’s Chief Executive Officer. As of December 31, 2022, the outstanding balance to be paid amounted to $626,388. During the three months ended March 31, 2023, the Company made payments of $419,213, leaving an aggregate outstanding amount to be paid of $207,175 at March 31, 2023.

Upon execution of the advance and receipt of funds, the Company recorded the difference of $236,499 between the cash collected and the face amount of the obligation as a “note discount” and will amortize the “note discount” as interest expense over the life of the advance. At December 31, 2022, the unamortized “note discount” was $186,950. During the three months ended March 31, 2023, the Company amortized “note discount” of $129,716 to interest expense on the obligation. As of March 31, 2023, the unamortized “note discount” was $57,234.

(f)	On March 9, 2023, the Company entered into a Line of Credit Agreement with American Express National Bank. The Line of Credit is personally guaranteed by Robert Clark, the Company’s President, Chief Executive Officer, Secretary, and Chairman of the Board. The agreement established a revolving line of credit in the amount of up to $85,000. Advances under this line of credit bear interest at the rate of 19.32% per annum. The line of credit matures on September 9, 2024, at which time all outstanding principal amounts and accrued interest are due and payable. The line of credit requires minimum monthly payments of $5,572. At March 31, 2023, the outstanding principal was $85,000.

(g)	On March 7, 2023, the Company entered into a Line of Credit Agreement with Celtic Bank. The Line of Credit is personally guaranteed by Robert Clark, the Company’s President, Chief Executive Officer, Secretary, and Chairman of the Board. The agreement established a revolving line of credit in the amount of up to $200,000. Advances under this line of credit bear interest at the rate of 35.90 percent per annum. The line of credit matures on March 7, 2024, at which time all outstanding principal amounts and accrued interest are due and payable. At March 31, 2023, the outstanding principal was $196,588.

Notes payable consists of the following at December 31, 2022 and 2021:

	December 31, 2022	December 31, 2021

Note payable (a)	$26,994	$33,312
Note payable (b)	44,550	-
Note payable (c)	40,103	-
Note payable (d)	250,000	-
Note payable (e)	247,263	-
Note payable (f)	206,625	-
Note payable (g)	172,500	-
Total notes payable	988,035	33,312
Less debt discount (e)	(218,481)	-
Total notes payable, net	769,554	33,312
Notes payable, current portion	(712,499)	(7,974)
Notes payable, net of current portion	$57,055	$25,338

(a)	On August 21, 2021, the Company financed the purchase of a vehicle for $34,763, after making a down payment of $20,000. The loan term is for 60 months, annual interest rate of 5.44%, with monthly principal and interest payments of $665, and secured by the purchased vehicle. At December 31, 2021, the loan balance was $33,312. During the year ended December 31, 2022, the Company made principal payments of $6,318, leaving a loan balance of $26,994 at December 31, 2022, of which $6,656 was recorded as the current portion of loan payable on the accompanying Consolidated Balance Sheet.

(b)	On September 30, 2022, the Company financed the purchase of a vehicle for $46,576, after making a down payment. The loan term is for 60 months, annual interest rate of 9.44%, with monthly principal and interest payments of $980, and secured by the purchased vehicle. During the year ended December 31, 2022, the Company made principal payments of $2,026, leaving a loan balance of $44,550 at December 31, 2022, of which $7,832 was recorded as the current portion of loan payable on the accompanying Consolidated Balance Sheet.

(c)	In April 2021, the Company entered into a Line of Credit Agreement with Wells Fargo Bank. The Line of Credit is personally guaranteed by Robert Clark, the Company’s President, Chief Executive Officer, Secretary, and Chairman of the Board. The agreement established a revolving line of credit in the amount of up to $42,000. Advances under this line of credit bear interest at the rate of 11.50 percent per annum. The line of credit matures in 2023, at which time all outstanding principal amounts and accrued interest are due and payable. At December 31, 2022, the outstanding principal was $40,103, which was recorded as the current portion of loan payable on the accompanying Consolidated Balance Sheet.

(d)	On March 25, 2022, the Company entered into a secured debenture with an otherwise unaffiliated individual in the principal amount of $250,000. The secured note payable matures on March 24, 2023, and bears interest at the rate of 0.97 percent per annum. The secured debenture is secured by nine (9) identified motor vehicles of the Company. In connection with the issuance of the debenture, the Company issued to the lender 25 million shares of the Company’s common stock at a price of $0.004 per share. The Company determined the fair value of the 25 million shares was $135,000, which was recorded as a debt discount against the secured debenture. As of December 31, 2022, the outstanding balance of the secured debentures amounted to $250,000 and the unamortized debt discount was $31,531, which was recorded as the current portion of loan payable on the accompanying Consolidated Balance Sheets.

(e)	On September 30, 2022, the Company entered into a secured non-interest-bearing advance agreement with an unaffiliated third party for the purchase of future receipts/revenues. Under the agreements, the Company received a lump sum payment of $250,000, and in return, the lender receives a secured right to collect a fixed sum of future receipts/revenue of $340,000 to be collected by the Company. In accordance with the agreement, the Company agreed to sell, assign and transfer to the Purchaser of all the Company’s payments, receipts, settlements and funds paid to or received by or for the account of the Company from time to time on and after the date hereof in payment or settlement of the Company’s existing and future accounts, payment intangibles, credit, debit and/or stored value card transactions, contract rights and other entitlements arising from or relating to the payment of monies from the Company’s customers and/or other payors or obligors. The loan is payable in weekly payments of $7,728, is secured by these assets described above, and is guaranteed by Robert Clark, the Company’s Chief Executive Officer. Upon execution of the advance and receipt of funds, the Company recorded the difference of $90,000 between the cash collected and the face amount of the note as a note discount and will amortize the note discount as interest expense over the life of the advance. As of December 31, 2022, the outstanding balance of the secured debentures amounted to $247,263 and the unamortized debt discount was $65,452, which was recorded as the current portion of loan payable on the accompanying Consolidated Balance Sheets.

(f)	On December 16, 2022, the Company entered into a secured non-interest-bearing advance agreement with an unaffiliated third party for the purchase of future receipts/revenues. Under the agreements, the Company received a lump sum payment of $143,957 after fees, and in return, the lender receives a secured right to collect a fixed sum of future receipts/revenue of $216,956 to be collected by the Company. In accordance with the agreement, the Company agreed to sell, assign and transfer to the Purchaser of all the Company’s payments, receipts, settlements and funds paid to or received by or for the account of the Company from time to time on and after the date hereof in payment or settlement of the Company’s existing and future accounts, payment intangibles, credit, debit and/or stored value card transactions, contract rights and other entitlements arising from or relating to the payment of monies from the Company’s customers and/or other payors or obligors. The loan is payable in daily payments of $1,291, is secured by these assets described above, and is guaranteed by Robert Clark, the Company’s Chief Executive Officer. Upon execution of the advance and receipt of funds, the Company recorded the difference of $72,999 between the cash collected and the face amount of the note as a note discount, and will amortize the note discount as interest expense over the life of the advance. As of December 31, 2022, the outstanding balance of the secured debentures amounted to $206,625 and the unamortized debt discount was $69,523, which was recorded as the current portion of loan payable on the accompanying Consolidated Balance Sheets.

(g)	On November 2, 2022, the Company entered into a secured non-interest-bearing advance agreement with an unaffiliated third party for the purchase of future receipts/revenues. Under the agreements, the Company received a lump sum payment of $168,000, and in return, the lender receives a secured right to collect a fixed sum of future receipts/revenue of $241,500 to be collected by the Company. In accordance with the agreement, the Company agreed to sell, assign and transfer to the Purchaser of all the Company’s payments, receipts, settlements and funds paid to or received by or for the account of the Company from time to time on and after the date hereof in payment or settlement of the Company’s existing and future accounts, payment intangibles, credit, debit and/or stored value card transactions, contract rights and other entitlements arising from or relating to the payment of monies from the Company’s customers and/or other payors or obligors. The loan is payable in weekly payments of $1,725, is secured by these assets described above, and is guaranteed by Robert Clark, the Company’s Chief Executive Officer. Upon execution of the advance and receipt of funds, the Company recorded the difference of $73,500 between the cash collected and the face amount of the note as a note discount and will amortize the note discount as interest expense over the life of the advance. As of December 31, 2022, the outstanding balance of the secured debentures amounted to $172,500 and the unamortized debt discount was $51,975, which was recorded as the current portion of loan payable on the accompanying Consolidated Balance Sheets.